Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

15 Related party transactions

(a) Key management personnel compensation

	30 June	30 June	30 June
	2025$	2024$	2023$
Short-term employee benefits	3,828,342	4,009,786	4,142,562
Post-employment benefits	119,513	126,649	177,278
Long-term benefits	46,367	125,865	302,875
Share-based payments	1,491,477	2,503,894	3,143,579
Total	5,485,699	6,766,194	7,766,294

Detailed remuneration disclosures are provided in the remuneration report on pages 54 to 63.

(b) Transactions with key management personal

The following transactions occurred with key management personnel:

	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Other transactions
Forfeiture payments expense to key management personnel	46,367	125,865	302,875
Payments to director related entities	415,909	605,390	-
Total	462,276	731,255	302,875

(i) Forfeiture payments expense to key management personal

The group has entered agreements to pay employees for forfeiture of long-term incentives with their former employment. At 30 June 2025 the group has recognized $46,367 as payable for the current year in cash. The expense is cumulative and vests dependent to the employees agreements with Radiopharm. At 30 June 2024, the group has recognized $490,335 as payable in cash and at 30 June 2023, the group recognized $252,457 as payable in cash.

(ii) Payments to director related entities

In the fiscal year of 2025, the Acclime Group invoiced Radiopharm for professional services such as financial reporting, capital management, company secretarial, accounting, bookkeeping, and payroll activities, amounting to $415,909. Mr. Hains, a Director of Acclime Australia, assumed the role of Director of Radiopharm in March 2024.

(c) Loans to/from related parties

During the financial year ended 30 June 2024, Radiopharm received interest free loans amounting to $2,200,000 from director related entities. The loans were all repaid prior to 30 June 2024. There were no loans in fiscal 2025.